Income Taxes (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Asset:
Net operating loss carryforward	$ 490,819	$ 291,614
Net capital loss carryforward	123,932	206,879
Total deferred tax asset before valuation allowance	614,751	498,493
Valuation allowance	(614,751)	(498,493)
Net deferred tax asset